UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4888

DREYFUS SHORT INTERMEDIATE GOVRNMENT FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Government Fund
August 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--109.9%	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies--46.2%
Federal Home Loan Bank System,
Bonds, Ser. 555	4.13	10/26/07	5,550,000	5,484,565
Federal Home Loan Bank System,
Bonds, Ser. 584	4.50	10/12/07	18,500,000	18,359,936
Federal Home Loan Bank System,
Bonds, Ser. 593	4.63	10/24/07	10,895,000	10,817,929
Federal Home Loan Bank System,
Bonds, Ser. 617	4.75	1/11/08	4,760,000	4,734,372
Federal Home Loan Mortgage Corp.,
Notes	4.63	9/15/08	2,240,000	2,222,394
Federal Home Loan Mortgage Corp.,
Notes	5.00	9/17/07	6,000,000	5,986,104
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	5.00	10/18/10	2,760,000	2,730,827
Federal Home Loan Mortgage Corp.,
Notes	5.35	7/6/07	13,000,000 a	13,006,123
Federal National Mortgage
Association Interest Strips,
Notes	0.00	5/15/14	9,600,000	6,547,296
Federal National Mortgage
Association, Notes, Ser. 1	3.90	2/28/08	6,265,000	6,156,722
Federal National Mortgage
Association, Notes	4.38	9/7/07	2,775,000	2,750,164
Federal National Mortgage
Association, Notes	4.75	8/25/08	3,000,000	2,981,202
Federal National Mortgage
Association, Notes	5.00	1/15/07	8,100,000	8,088,790
Federal National Mortgage
Association, Notes	5.00	2/13/08	2,265,000	2,258,835
Federal National Mortgage
Association, Notes	5.00	2/27/08	10,100,000	10,069,629
Federal National Mortgage
Association, Notes	5.10	12/29/08	1,915,000	1,907,731
Small Business Administration
Participation, Gov't Gtd.
Ctfs., Ser. 20G	6.85	7/1/17	3,439,710	3,559,894
				107,662,513
U.S. Government Agencies/Mortgage-Backed--33.5%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			365,473	345,142
4.00%, 5/1/08 - 4/1/10			20,574,466	19,785,455
4.50%, 2/1/10 - 9/1/14			4,592,195	4,473,759
5.00%, 5/1/10 - 1/1/11			7,249,926	7,146,387
Structured Pass-Through
Secs., Ser. T-7, Cl. A6
7.03%, 8/25/28			350,462	349,021
Federal National Mortgage Association:
4.00%, 2/1/10 - 10/1/10			4,715,630	4,518,186
4.50%, 11/1/14			2,152,826	2,087,552
5.00%, 12/1/09			2,230,198	2,201,143

5.50%, 9/1/14 - 4/1/16	2,117,091	2,120,992
Whole Loan, Ser. 2001-W2,
Cl. AF6 6.59%, 10/25/31	3,889,806 a	3,874,208
Whole Loan, Ser. 2001-W1,
Cl. AF6 6.90%, 7/25/31	1,750,837 a	1,745,155
Government National Mortgage Association I:
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	622,260	595,812
Ser. 2004-97, Cl. AB,
3.08%, 4/16/22	736,051	707,606
Ser. 2006-42, Cl. A, 3.30%,
10/16/29	2,525,000	2,390,064
Ser. 2004-77, Cl. A, 3.40%,
3/16/20	1,140,708	1,102,857
Ser. 2003-96, Cl. B, 3.61%,
8/16/18	1,256,331	1,230,571
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	1,377,973	1,329,520
Ser. 2006-39, Cl. A, 3.77%,
6/16/25	2,625,000	2,526,152
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	1,150,968	1,125,065
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	691,097	671,886
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	1,378,785	1,343,022
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	966,429	937,832
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,458,835	1,426,299
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	308,077	300,703
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	494,067	483,270
Ser. 2006-30, Cl. A, 4.18%,
4/16/28	1,372,073	1,334,319
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	1,330,587	1,296,994
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	1,923,199	1,885,542
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,871,640	1,824,986
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	538,556	527,117
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	472,602	464,128
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	1,060,000	1,037,443
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	796,852	781,517
Ser. 2006-18, Cl. A, 4.97%,
12/16/21	2,958,450	2,936,373
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	968,235	963,098
Vendee Mortgage Trust,
Ser. 2001-1, Cl. 2H, 7.00%,
8/15/07	270,174	270,869
		78,140,045

U.S. Treasury Notes--30.2%
3.00%, 12/31/06	34,745,000 b	34,504,773
4.50%, 2/15/09	2,890,000 b	2,874,423
4.63%, 8/31/11	17,810,000 c	17,761,307
4.88%, 4/30/08	120,000 b	120,089
4.88%, 5/31/11	4,730,000 b	4,764,553
4.88%, 8/15/16	10,320,000 c	10,440,135
		70,465,280
Total Bonds and Notes
(cost $257,386,143)		256,267,838

	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options--.0%
U.S. Treasury Notes, 4.50%,
2/28/2011, September 2006 @
101.070313	10,000,000	391
U.S. Treasury Notes, 4.875%,
8/15/2016, October 2006 @
99.660156	4,670,000	76,036
		76,427
Put Options--.0%
3-Month Capped USD Libor-BBA
Interest Rate, June 2007 @
5.75	47,000,000	5,398
Total Options
(cost $97,180)		81,825

	Principal
Short-Term Investment--.4%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.72%, 9/7/06
(cost $824,351)	825,000 d	824,315

Other Investment--1.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,093,000)	4,093,000 e	4,093,000

Investment of Cash Collateral
for Securities Loaned--18.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $43,410,929)	43,410,929 e	43,410,929

Total Investments (cost $305,811,603)	130.7%	304,677,907
Liabilities, Less Cash and Receivables	(30.7%)	(71,564,046)
Net Assets	100.0%	233,113,861

a	Variable rate security--interest rate subject to periodic change.
b	All or a portion of these securities are on loan. At August 31, 2006, the total market value of the fund's
	securities on loan is $42,262,357 and the total market value of the collateral held by the fund is $43,410,929.
c	Purchased on a delayed delivery basis.
d	Held by a broker as collateral for open financial futures positions.

e Investment in affiliated money market mutual fund.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
August 31, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 8/31/2006 ($)

Financial Futures Long
U.S. Treasury 2 year Notes	502	102,580,568	December 2006	133,348
Financial Futures Short
U.S. Treasury 5 year Notes	258	(27,118,220)	December 2006	(110,861)
U.S. Treasury 10 year Notes	169	(18,146,375)	December 2006	(64,695)
U.S. Treasury 30 year Bonds	53	(5,886,313)	December 2006	(35,609)
				(77,817)

STATEMENT OF OPTIONS WRITTEN
August 31, 2006 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options:
U.S. Treasury Notes, 4.875%, 8/15/2016
October 2006 @ 100.628906	9,340,000	(84,360)
Put Options:
U.S. Treasury Notes, 4.50%, 2/28/2011
September 2006 @ 96.164063	10,000,000	(391)
(Premiums received $45,181)		(84,751)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 18, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)